Consolidated Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2018			$ 33,661	$ 3,566,339	$ (9,296,408)	$ (370,132)	$ (6,066,540)
Beginning balance, shares at Dec. 31, 2018			33,661,388
Stock based compensation				94,828			94,828
Purchase accounting adjustments		9	$ 24,717	12,657,182			12,681,908
Purchase accounting adjustments, Shares	9,250		24,717,270
Adjustment for assets and liabilities not included in Merger					5,258,300		5,258,300
Issuance of common stock in connection with private placement offering			$ 17,700	4,402,087			4,419,787
Issuance of common stock in connection with private placement offering, Shares			17,700,000
Finance costs on issuance of Series B Convertible Preferred Stock and related warrants				(132,513)			(132,513)
Issuance of common stock pursuant to conversion of short-term debt			$ 500	125,437			125,937
Issuance of common stock pursuant to conversion of short-term debt, Shares			500,000
Issuance of warrants pursuant to conversion of short-term debt				74,063			74,063
Issuance of additional exchange shares			17,264	(17,264)
Issuance of additional exchange shares, Shares			17,263,889
Issuance of common stock pursuant to conversion of convertible short-term debt			$ 250	99,750			100,000
Issuance of common stock pursuant to conversion of convertible short-term debt, Shares			250,000
Issuance of common stock pursuant to warrant exchange			$ 403	72,160			72,563
Issuance of common stock pursuant to warrant exchange, Shares			403,125
Conversion of Series B Convertible Preferred Stock		$ (2)	$ 716	(714)
Conversion of Series B Convertible Preferred Stock, Shares		(2,650)	715,279
Issuance of common stock per restricted stock award to executive			$ 4,226	1,686,028			1,690,254
Issuance of common stock per restricted stock award to executive, Shares			4,225,634
Repurchase of Series B Convertible Preferred Stock		$ (1)		(49,999)			(50,000)
Repurchase of Series B Convertible Preferred Stock, Shares		(500)
Issuance of common stock to pay accrued dividends on Series B Convertible Preferred Stock			$ 50	19,376			19,426
Issuance of common stock to pay accrued dividends on Series B Convertible Preferred Stock, Shares			50,367
Issuance of common stock to pay accrued interest on convertible short-term debt			$ 2	665			667
Issuance of common stock to pay accrued interest on convertible short-term debt, Shares			1,667
Deemed dividend on adjustment to exercise price on convertible debt and certain warrants				287,542	(287,542)
Deemed dividend on beneficial conversion features				32,592	(32,592)
Issuance of warrants pursuant to short-term notes, related party				56,378			56,378
Deemed dividend on Series D Convertible Preferred Stock				(60,493)	(3,130,146)		(3,190,639)
Beneficial conversion of Series D Convertible Preferred Stock				623,045			623,045
Finance costs on issuance of Series D Convertible Preferred Stock and related warrants				(37,618)	(66,265)		(103,883)
Accrued dividends on Series B Convertible Preferred Stock				(84,939)			(84,939)
Conversion of Short-term convertible notes payable - related party
Issuance of warrants pursuant to conversion of Short-term convertible notes
Issuance of Common Stock in exchange for consulting fees incurred			$ 280	95,253			95,533
Issuance of Common Stock in exchange for consulting fees incurred, shares			280,085
Issuance of warrants pursuant to private placement of Series D Convertible Preferred Stock				1,893,006			1,893,006
Conversion of Short-term convertible notes to Preferred Stock
Issuance of warrants in connection with private placement offering				2,663,797			2,663,797
Net loss					(29,807,878)		(29,807,878)
Issuance of warrants pursuant to extension of maturity date on convertible debt				106,158			106,158
Ending balance at Dec. 31, 2019		$ 6	$ 99,769	28,172,146	(37,362,531)	(370,132)	(9,460,742)
Ending balance, shares at Dec. 31, 2019		6,100	99,768,704
Issuance of common stock in connection with private placement offering			$ 4,368	214,046			218,414
Issuance of common stock in connection with private placement offering, Shares			4,368,278
Accrued dividends on Series B Preferred Stock				(44,456)			(44,456)
Adjustment of exercise price on certain warrants				(438,913)			(438,913)
Reclassification of Series B warrants to equity				73,805			73,805
Reclassification of Series D warrants to equity				337,400			337,400
Conversion of Series B Preferred Stock		$ (6)	$ 2,120	150,983			153,097
Conversion of Series B Preferred Stock, shares		(6,100)	2,119,713
Conversion of Short-term related party convertible notes to Preferred Stock	$ 35,860			412,541			448,401
Conversion of Short-term related party convertible notes to Preferred Stock, shares	35,860,079
Deemed dividend on Series D Preferred Stock				(277,719)			(277,719)
Deemed dividend on Series D Preferred Stock at issuance					(37,207)		(37,207)
Issuance of Common Stock in exchange for consulting fees incurred			$ 109	34,891			35,000
Issuance of Common Stock in exchange for consulting fees incurred, shares			109,375
Issuance of warrants pursuant to private placement of Series D Convertible Preferred Stock				31,902			31,902
Conversion of Short-term convertible notes to Preferred Stock	$ 287,984			4,751,484			5,039,468
Conversion of Short-term convertible notes to Preferred Stock, shares	287,984,337
Issuance of warrants pursuant to extension of convertible short-term notes				17,636			17,636
Issuance of warrants in connection with private placement offering				6,595			6,595
Conversion of related party warrants to equity				107,123			107,123
Conversion of Series D Preferred Stock to Common Stock			$ 15,773	6,422,441			6,438,214
Conversion of Series D Preferred Stock to Common Stock, shares			15,773,363
Issuance of Series A Preferred Stock in Rights Offering	$ 218,285			2,517,451			2,735,736
Issuance of Series A Preferred Stock in Rights Offering, shares	218,285,024
Share based compensation				643			643
Net loss					(4,898,685)		(4,898,685)
Ending balance at Sep. 30, 2020	$ 542,129		$ 122,139	42,489,998	(42,298,423)	(370,132)	485,711
Ending balance, shares at Sep. 30, 2020	542,129,440		122,139,433
Beginning balance at Dec. 31, 2019		$ 6	$ 99,769	28,172,146	(37,362,531)	(370,132)	(9,460,742)
Beginning balance, shares at Dec. 31, 2019		6,100	99,768,704
Stock based compensation				643			643
Conversion of Series A Preferred Stock to Common Stock	$ (4,020)		$ 4,020
Conversion of Series A Preferred Stock to Common Stock, shares	(4,020,031)		4,020,031
Deemed dividend on Series D Convertible Preferred Stock				(277,719)			(277,719)
Accrued dividends on Series B Convertible Preferred Stock				(44,456)			(44,456)
Conversion of Series B Convertible Preferred Stock to Common Stock		$ (6)	$ 2,120	150,983			153,097
Conversion of Series B Convertible Preferred Stock to Common Stock, shares		(6,100)	2,119,713
Conversion of Series D Convertible Preferred Stock to Common Stock			$ 15,773	6,422,441			6,438,214
Conversion of Series D Convertible Preferred Stock to Common Stock, shares			15,773,363
Conversion of Short-term convertible notes payable - related party	$ 35,860			412,541			448,401
Conversion of Short-term convertible notes payable - related party, shares	35,860,079
Conversion of April Advance notes - related parties	$ 198,194			2,579,961			2,778,155
Conversion of April Advance notes - related party, shares	198,194,248
Issuance of warrants pursuant to conversion of Short-term convertible notes				1,004,252			1,004,252
Issuance of common stock in connection with extinguishment of short-term notes, related party			$ 4,368	214,046			218,414
Issuance of Common Stock in connection with extinguishment of short term notes, related parties, shares			4,368,278
Deemed dividend on Series D Convertible Preferred Stock at issuance					(37,207)		(37,207)
Reclassification of related party warrants to equity				107,123			107,123
Issuance of warrants pursuant to extension of convertible short-term notes, related party				17,636			17,636
Issuance of Series A Preferred Stock in Rights Offering, net of issuance costs	$ 218,285			2,517,451			2,735,736
Issuance of Series A Preferred Stock in Rights Offering, net of issuance costs, shares	218,285,024
Conversion of warrants to Common Stock			$ 1,000	26,000			27,000
Conversion of warrants to Common Stock, shares			1,000,000
Adjustment of exercise price on certain warrants				(438,913)			(438,913)
Reclassification of Series B warrants to equity				73,805			73,805
Reclassification of Series D warrants to equity				337,400			337,400
Issuance of Common Stock in exchange for consulting fees incurred			$ 109	34,891			35,000
Issuance of Common Stock in exchange for consulting fees incurred, shares			109,375
Issuance of warrants pursuant to private placement of Series D Convertible Preferred Stock				31,902			31,902
Conversion of Short-term convertible notes to Preferred Stock	$ 89,790			1,167,271			1,257,061
Conversion of Short-term convertible notes to Preferred Stock, shares	89,790,089
Net loss					(6,459,236)		(6,459,236)
Issuance of warrants pursuant to extension of maturity date on convertible debt				6,595			6,595
Ending balance at Dec. 31, 2020	$ 538,109		$ 127,159	42,515,999	(43,858,974)	(370,132)	(1,047,839)
Ending balance, shares at Dec. 31, 2020	538,109,409		127,159,464
Beginning balance at Jun. 30, 2020		$ 6	$ 104,246	27,761,076	(46,248,302)	(370,132)	(18,753,106)
Beginning balance, shares at Jun. 30, 2020		6,100	104,246,357
Conversion of Series B Preferred Stock to Common Stock		$ (6)	$ 2,120	150,983			153,097
Conversion of series B preferred stock to common stock, shares		(6,100)	2,119,713
Accrued dividends on Series B Preferred Stock				(7,856)			(7,856)
Conversion of Short-term related party convertible notes to Preferred Stock	$ 35,860			412,541			448,401
Conversion of Short-term related party convertible notes to Preferred Stock, shares	35,860,079
Deemed dividend on Series D Preferred Stock				(36,450)			(36,450)
Conversion of Short-term convertible notes to Preferred Stock	$ 287,984			4,751,484			5,039,468
Conversion of Short-term convertible notes to Preferred Stock, shares	287,984,337
Conversion of related party warrants to equity				107,123			107,123
Conversion of Series D Preferred Stock to Common Stock			$ 15,773	6,422,441			6,438,214
Conversion of Series D Preferred Stock to Common Stock, shares			15,773,363
Reclassification of Series B warrants to Common Stock				73,805			73,805
Reclassification of Series D warrants to Common Stock				337,400			337,400
Issuance of Series A Preferred Stock in Rights Offering	$ 218,285			2,517,451			2,735,736
Issuance of Series A Preferred Stock in Rights Offering, shares	218,285,024
Net loss					3,949,879		3,949,879
Ending balance at Sep. 30, 2020	$ 542,129		$ 122,139	42,489,998	(42,298,423)	(370,132)	485,711
Ending balance, shares at Sep. 30, 2020	542,129,440		122,139,433
Beginning balance at Dec. 31, 2020	$ 538,109		$ 127,159	42,515,999	(43,858,974)	(370,132)	(1,047,839)
Beginning balance, shares at Dec. 31, 2020	538,109,409		127,159,464
Stock based compensation				1,024,359			1,024,359
Conversion of Series A Preferred Stock to Common Stock	$ (22,235)		$ 22,235
Conversion of Series A Preferred Stock to Common Stock, shares	(22,235,055)		22,235,055
Net loss					(4,052,290)		(4,052,290)
Ending balance at Sep. 30, 2021	$ 515,874		$ 149,394	43,540,358	(47,911,264)	(370,132)	(4,075,770)
Ending balance, shares at Sep. 30, 2021	515,874,354		149,394,519
Beginning balance at Jun. 30, 2021	$ 520,305		$ 144,963	43,377,999	(47,324,653)	(370,132)	(3,651,518)
Beginning balance, shares at Jun. 30, 2021	520,305,884		144,962,989
Stock based compensation				162,359			162,359
Conversion of Series A Preferred Stock to Common Stock	$ (4,431)		$ 4,431
Conversion of Series A Preferred Stock to Common Stock, shares	(4,431,530)		4,431,530
Net loss					(586,611)		(586,611)
Ending balance at Sep. 30, 2021	$ 515,874		$ 149,394	$ 43,540,358	$ (47,911,264)	$ (370,132)	$ (4,075,770)
Ending balance, shares at Sep. 30, 2021	515,874,354		149,394,519